Computation of Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income	$ 802,923	$ 724,847	$ 685,866
Weighted average ordinary shares outstanding (in thousands)	162,720	170,155	179,218
Employee stock options, RSUs and PSUs (in thousands)	3,942	3,141	4,401
Diluted weighted average ordinary shares outstanding (in thousands)	166,662	173,296	183,619
Basic earnings per ordinary share	$ 4.93	$ 4.26	$ 3.83
Diluted earnings per ordinary share	$ 4.82	$ 4.18	$ 3.74